Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Operating Assets and Liabilities
Schedule of intangible assets

(DKK million)	Goodwill	Licenses and Patents	Technology Platform	Acquired IPR&D	Total Intangible Assets

2024
Cost at the beginning of the year	-	901	-	-	901
Additions during the year	2,436	163	1,243	10,577	14,419
Effect of exchange rate adjustment	99	-	44	369	512
Cost at the end of the year	2,535	1,064	1,287	10,946	15,832
Amortization and impairment losses at the beginning of the year	-	800	-	-	800
Amortization for the year	-	25	53	-	78
Impairment losses for the year	-	76	-	-	76
Amortization and impairment losses at the end of the year	-	901	53	-	954
Carrying amount at the end of the year	2,535	163	1,234	10,946	14,878

2023
Cost at the beginning of the year	-	891	-	-	891
Additions during the year	-	10	-	-	10
Cost at the end of the year	-	901	-	-	901
Amortization and impairment losses at the beginning of the year	-	745	-	-	745
Amortization for the year	-	55	-	-	55
Amortization and impairment losses at the end of the year	-	800	-	-	800
Carrying amount at the end of the year	-	101	-	-	101

Schedule of property, plant and equipment

(DKK million)	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment

2024
Cost at January 1	684	908	39	1,631
Additions for the year	5	81	116	202
Acquisitions through business combinations	11	41	-	52
Transfers between the classes	10	38	(48)	-
Disposals for the year	(5)	(86)	(4)	(95)
Exchange rate adjustment	16	9	-	25

Cost at December 31	721	991	103	1,815

Accumulated depreciation and impairment at January 1	(194)	(482)	-	(676)
Depreciation for the year	(75)	(158)	-	(233)
Exchange rate adjustment	(7)	(4)	-	(11)
Accumulated depreciation on disposals	5	78	-	83
Accumulated depreciation and impairment at December 31	(271)	(566)	-	(837)
				.
Carrying amount at December 31	450	425	103	978

	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property and equipment
(DKK million)
2023
Cost at January 1	412	649	233	1,294
Additions for the year	6	129	222	357
Transfers between the classes	276	134	(410)	-
Disposals for the year	-	-	(6)	(6)
Exchange rate adjustment	(10)	(4)	-	(14)

Cost at December 31	684	908	39	1,631

Accumulated depreciation and impairment at January 1	(132)	(363)	-	(495)
Depreciation for the year	(64)	(121)	-	(185)
Exchange rate adjustment	2	2	-	4
Accumulated depreciation and impairment at December 31	(194)	(482)	-	(676)
				.
Carrying amount at December 31	490	426	39	955

		2024	2023	2022
(DKK million)
Depreciation and impairment included in the income statement as follows:
Research and development expenses		197	140	108
Selling, general and administrative expenses		36	45	38

Total		233	185	146

Schedule of straight-line basis of useful lives

Equipment, furniture, and fixtures	3-5 years
Leasehold improvements	15 years or the lease term, if shorter

Schedule of cash outflow for leases

(DKK million)	2024	2023	2022

Right-of-use assets
Balance at January 1	686	523	354
Additions to right-of-use assets[1]	329	250	243
Depreciation charge for the year	(102)	(87)	(74)

Balance at December 31	913	686	523

Lease liabilities
Current	92	90	74
Non-current	937	680	523

Total at December 31	1,029	770	597

(1) Additions to right-of-use assets also includes modifications to existing leases and adjustments to the provisions for contractual restoration obligations related to leases of Genmab offices.

Cash outflow for lease payments	96	115	88

Schedule of future minimum payments under our leases

(DKK million)	2024	2023	2022

Payment due
Less than 1 year	127	106	89
1 to 3 years	284	199	167
More than 3 years but less than 5 years	281	183	136
More than 5 years	553	412	271

Total at December 31	1,245	900	663

Schedule of other Investments

(DKK million)	2024	2023

Publicly traded equity securities	38	47
Fund investments	176	87
Privately held equity securities	14	-

Total at December 31	228	134

Schedule of inventories

(DKK million)	2024	2023

Raw materials	4	14
Work in progress	-	-
Finished goods	79	59
Total inventories (gross) at December 31	83	73

Allowances at year end	(21)	(16)

Total inventories (net) at December 31	62	57

Schedules of Receivables

(DKK million)	2024	2023

Receivables related to collaboration agreements	5,434	4,148
Prepayments	256	241
Trade receivables related to product sales	466	184
Interest receivables	133	150
Other receivables	353	286
Total at December 31	6,642	5,009

Non-current receivables	52	62
Current receivables	6,590	4,947

Total at December 31	6,642	5,009

Schedule of Contract Liabilities

(DKK million)	2024	2023

Contract liabilities at January 1	513	513
Payment received	-	-
Revenue recognized during the year	(9)	-

Total at December 31	504	513

Non-current contract liabilities	480	480
Current contract liabilities	24	33

Total at December 31	504	513

Schedule of other payables

(DKK million)	2024	2023

Liabilities related to collaboration agreements	275	145
Staff cost liabilities	720	637
Accounts payable	644	330
Other liabilities	1,873	1,230

Total at December 31	3,512	2,342

Non-current other payables	30	35
Current other payables	3,482	2,307

Total at December 31	3,512	2,342